Stockholders' equity and dividend payments, Dividend payments (Details) - USD ($) $ / shares in Units, $ in Thousands								9 Months Ended	12 Months Ended
	Aug. 24, 2026	May 28, 2026	Feb. 26, 2026	Nov. 19, 2025	Aug. 25, 2025	May 28, 2025	Feb. 25, 2025	Sep. 30, 2026	Dec. 31, 2025
Dividend Payments [Abstract]
Total payment	$ 196,707	$ 103,067	$ 66,027	$ 28,944	$ 38,592	$ 24,091	$ 27,286	$ 365,801	$ 118,913
Per common share (in dollars per share)	$ 1.22	$ 0.64	$ 0.41	$ 0.18	$ 0.24	$ 0.15	$ 0.17	$ 2.27	$ 0.74